Offerings - Offering: 1	Aug. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	0.80
Maximum Aggregate Offering Price	$ 80,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,048.00
Offering Note	Fee calculated pursuant to SEC Rule 457 (c) using the average of the high ($0.82) and low price ($0.78) per share of the Common Stock on August 11, 2026